Property and Equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Total	¥ 19,724	¥ 13,287
Less: accumulated depreciation	(12,358)	(10,859)
Property and equipment, net	7,366	2,428
Depreciation expense	1,733	1,772	¥ 2,563
Electronic equipment and computers
Property and equipment, net
Total	6,218	5,312
Office furniture and equipment
Property and equipment, net
Total	4,723	2,943
Leasehold improvement
Property and equipment, net
Total	¥ 8,783	¥ 5,032